Other revenues and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Financial Income and Expenses
Financial income:

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$68	$177	$850
Debt amendments (Note 15.1, Note 15.2, Note 17.3)	476	247	13,952
Change in fair value of convertible debt derivative (Note 15.1)	6,878	3,200	3
Foreign exchange gain	7,076	1,166	3,037
Total financial income	$14,498	$4,790	$17,842
Financial expenses:

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Interest on loans	$8,146	$9,584	$22,465
Interest on lease contracts (see Note 16)	571	479	321
Interest on financing component of long term development services agreement (see Notes 19 and 20)	966	115	69
Interest on supplier payable with extended payment terms	222	286	142
Other bank fees and financial charges	1,020	946	731
Foreign exchange loss	5,994	1,858	2,543
Total financial expenses	$16,919	$13,268	$26,271

Schedule of Cost of Revenue and Operating Expenses
The tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2022	2023	2024
		(in thousands)
Included in cost of revenue:
Cost of components		$13,102	$5,071	$5,846
Depreciation and impairment	8	428	395	289
Amortization of intangible assets	9	148	118	164
Wages and benefits		2,497	2,059	1,341
Share-based payment expense	14	160	131	84
Assembly services, royalties and other		1,336	1,702	1,368
		$17,671	$9,476	$9,092

		Year ended December 31,
	Note	2022	2023	2024
		(in thousands)
Included in operating expenses (income) (between gross profit and operating result):
Gain on sale of 4G intangible and tangible assets, net	3	—	—	$(153,129)
Depreciation and impairment	8	$3,551	$4,082	2,814
Amortization of intangible assets	9	7,888	7,346	4,145
Impairment of 5G broadband platform intangible and tangible assets		—	—	56,633
Wages and benefits		33,195	36,014	39,637
Share-based payment expense	14	5,317	6,973	4,006
Foreign exchange (gains) losses related to hedges of euro		207	(180)	(47)
Other, net		(3,439)	(257)	4,147
		$46,719	$53,978	$(41,794)

		Year ended December 31,
	Note	2022	2023	2024
		(in thousands)
Wages and salaries		$27,115	$28,863	$31,458
Social security costs and other payroll taxes		8,408	9,087	9,270
Other benefits		159	159	171
Pension costs		10	(36)	79
Share-based payment expenses	14	5,477	7,104	4,090
Total employee benefits expense		$41,169	$45,177	$45,068

Schedule of Research and Development Expense
The impact of the reduction of research and development expense due to government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Research and development costs	$47,353	$53,018	$47,566
Research tax credit	(4,622)	(5,374)	(3,821)
Government and other grants	(4,888)	(1,834)	(1,939)
Development costs capitalized (*)	(13,808)	(22,328)	(15,485)
Amortization of capitalized development costs	2,575	2,642	2,206
Total research and development expense	$26,610	$26,124	$28,527